TAX MATTERS (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Thousands of U.S. dollars
	For the years ended December 31,
	2015 (*)	2016	2017
Profit/(loss) before income tax	75,380	8,564	(1,035)
Income tax applying the statutory tax rate	21,296	2,484	(310)
Permanent differences	12,845	13,655	12,635
Adjustments due to international tax rates	(12,541)	(11,526)	445
Tax credits	(497)	(791)	(1,112)
Branches income tax	688	1,385	875
Change in federal statutory rate in Spain (a)	1,359	-	-
Total income tax expense	23,150	5,207	12,533

(*) Exclude discontinued operations - Morroco.
(a) This item is related to the amendment of the tax legislation in Spain that reduced the income tax rate from 28% for the calendar year of 2015 to 25% for the calendar year of 2016 and for subsequent years.

Disclosure of components of Income tax explanatory
	Thousands of U.S. dollars
	For the years ended December 31,
	2015 (*)	2016	2017
Current tax expense	(26,968)	(22,852)	(20,175)
Deferred tax	3,818	17,645	7,642
Total income tax expense	(23,150)	(5,207)	(12,533)

(*) Exclude discontinued operations – Morroco.

Disclosure of deferred taxes [text block]
	Thousands of U.S. dollars
	Balance at 12/31/2016	Income Statement		Equity		Acquisition of Business Combinations	Others (**)	Translation differences	Balance at 12/31/2017
		Increases	Decreases	Increases	Decreases

DEFERRED TAX ASSETS	118,342	37,723	(35,215)	-	-	2,366	(570)	8,680	131,326
Unused tax losses (*)	16,954	17,671	(7,560)	-	-	714	(570)	2,454	29,663
Unused tax credits	3,694	2,171	(815)	-	-	-	-	331	5,381
Deferred tax assets (temporary differences)	97,694	17,881	(26,840)	-	-	1,652	-	5,895	96,282
DEFERRED TAX LIABILITIES	(45,597)	(1,888)	7,022	-	403	(2,688)	-	(1,194)	(43,942)
Deferred tax liabilities (temporary differences)	(45,597)	(1,888)	7,022	-	403	(2,688)	-	(1,194)	(43,942)

(*) Tax credits for loss carryforwards.
(**) Refer to the use of tax losses for the purpose discharge debts of Withholding Tax (Imposto de Renda Retido na Fonte - “IRRF”), Social Integration Program (Programa de Integração Social - “PIS”), Social Security Contribution (Contribuição para Financiamento da Seguridade Social - “COFINS”), and Social Contribution Tax on Profits (Contribuição Social sobre o Lucro Líquido - “CSLL”), according to the Special Tax Regularization Program (Programa Especial de Regularização Tributária - “PERT”). This compensation was made with liability balances and therefore did not affect the income tax expense for the period.

	Thousands of U.S. dollars
	Balance at 12/31/2015	Income Statement		Equity		Translation differences	Balance at 12/31/2016
		Increases	Decreases	Increases	Decreases

DEFERRED TAX ASSETS	107,836	35,334	(18,955)	1,984	(4,747)	(3,111)	118,341
Unused tax losses (*)	13,199	11,376	(2,859)	-	(4,747)	(15)	16,954
Unused tax credits	2,483	875	(56)	-	-	391	3,693
Deferred tax assets (temporary differences)	92,154	23,084	(16,041)	1,984	-	(3,487)	97,694
DEFERRED TAX LIABILITIES	(56,062)	-	1,266	-	3,224	5,974	(45,597)
Deferred tax liabilities (temporary differences)	(56,062)	-	1,266	-	3,224	5,974	(45,597)

(*) Tax credits for loss carryforwards.

Disclosure of deferred tax expense arising from write-down or reversal of write-down of deferred tax asset
	Thousands of U.S. dollars
2016	2017	2018	2019	2020	2021	2022	Subsequent years	Total
Tax losses	828	1,800	2,124	2,505	2,991	3,505	3,201	16,954
Deductible temporary differences	995	9,539	18,086	24,221	33,667	995	10,191	97,694
Tax credits for deductions	3,017	676	-	-	-	-	-	3,693
Total deferred tax assets	4,840	12,016	20,210	26,726	36,658	4,500	13,391	118,341
Total deferred tax liabilities	4,603	4,603	4,603	4,603	4,603	4,603	17,979	45,597

	Thousands of U.S. dollars
2017	2018	2019	2020	2021	2022	2023	Subsequent years	Total
Tax losses	2,431	4,849	5,368	1,800	749	2,713	11,753	29,663
Deductible temporary differences	12,578	14,018	14,401	15,065	15,066	8,075	17,079	96,282
Tax credits for deductions	1,266	1,266	1,266	1,266	317	-	-	5,381
Total deferred tax assets	16,275	20,133	21,035	18,131	16,133	10,788	28,831	131,326
Total deferred tax liabilities	4,436	4,436	4,436	4,436	4,436	4,436	17,326	43,942

Disclosure of tax receivables and payables [text block]
	Thousands of U.S. dollars
	As of December 31,
Receivables	2016	2017
Non-current
Indirect taxes	7,815	7,282
Current
Indirect taxes	1,400	4,764
Other taxes	5,052	7,308
Income tax	22,145	21,969
Total	36,412	41,323

	Thousands of U.S. dollars
	As of December 31,
Payables	2016	2017

Non-current
Social security	1,098	1,025
Current
Indirect taxes	23,033	28,024
Other taxes	45,767	58,142
Income tax	4,030	8,058
Total	73,928	95,249